Property, Plant and Equipment - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Depreciation charge	$ 727,000,000	$ 592,000,000	$ 635,000,000
Tax incentives and capital investment funding	149,000,000	139,000,000	15,000,000
Reduction in depreciation charges due to public funding	42,000,000	21,000,000	6,000,000
Cash proceeds from sale of property, plant and equipment	1,000,000	3,000,000	4,000,000
Long lived assets held for sale impairment charge			$ 3,000,000
Impairment of long-lived assets	0	0
Maximum [Member]
Property, Plant and Equipment [Line Items]
Net cost of assets under capital leases	$ 1,000,000	$ 1,000,000